Selling, General and Administrative Expenses - Summary of SG&A Expenses Comprise of Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation (Note 23)	$ 29	$ 6
Depreciation and amortization	185	198
Total SG&A	327	293
Selling, General and Administrative Expense [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Core SG&A	249	249
Share-based compensation (Note 23)	29	6
Depreciation and amortization	47	46
Bad debt expense (recovery)	2	(8)
Total SG&A	$ 327	$ 293